LINES OF CREDIT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Lines of credit classified			$ 366,171	$ 366,171
Interest Expense	$ 584,176	$ 731,826	2,823,842	2,761,004
Lines of credit	$ 4,362,327		$ 4,743,557	4,573,815
Common Stock
Interest Rate			2.70%
Interest Expense			$ 1,753	3,910
Lines of credit			407,174	429,240
Line of Credit [Member]
Interest Rate	6.00%	4.35%
Interest Expense	$ 413	$ 0
Line of Credit [Member] | National Bank of Greece Two [Member]
Borrowing	1,109,300		1,131,800	1,123,000	$ 611,500
Outstanding debt balance	$ 1,053,749		$ 1,079,823	1,129,368
Interest Rate	4.35%		4.35%
Line of Credit [Member] | Alpha Bank of Greece [Member]
Borrowing	$ 1,109,300		$ 1,131,800	1,123,000
Outstanding debt balance	$ 927,008		$ 947,333	1,106,894
Interest Rate	6.00%		6.00%
Line of Credit [Member] | Pancreta Bank of Greece [Member]
Borrowing	$ 554,650		$ 565,900
Outstanding debt balance	$ 417,671		$ 489,985
Interest Rate	6.10%		6.10%
Interest Expense	$ 17,175	$ 16,501	$ 283,415	270,655
National Bank of Greece One [Member] | Line of Credit [Member]
Borrowing	3,300,168		2,489,960	2,690,600
Outstanding debt balance	$ 1,833,394		$ 2,185,413	$ 2,411,182
Interest Rate	6.00%		6.00%